Employee Benefit Plans - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	$ 30
2018	27
2019	26
2020	26
2021	26
2022-2026	124
Defined Benefit Plan Expected Future Benefit Payments	259
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	13
2018	13
2019	13
2020	14
2021	14
2022-2026	73
Defined Benefit Plan Expected Future Benefit Payments	140
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	9
2018	5
2019	5
2020	5
2021	5
2022-2026	24
Defined Benefit Plan Expected Future Benefit Payments	$ 53